Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 24, 2018
Dividend Performers ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Dividend Performers ETF NAV
Account Value		$ 26,239	$ 19,479	$ 14,596	$ 18,936	$ 13,544	$ 12,304	$ 10,000
Preferred-Plus ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Preferred-Plus ETF NAV
Account Value		14,268	11,860	11,282	13,866	12,056	11,597	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value		26,983	19,789	16,272	19,250	14,807	12,859	10,000
Nasdaq US Broad Dividend Achiever TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq US Broad Dividend Achiever TR
Account Value		23,005	17,650	15,224	16,521	13,601	12,903	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value		11,064	9,917	9,853	11,538	11,642	10,882	10,000
ICE BofA Core Plus Fixed Rate Preferred Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Account Value		$ 12,999	$ 10,855	$ 11,050	$ 13,211	$ 12,260	$ 11,819	$ 10,000